Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current Liabilities
Net of unamortized discount	$ 22,645	$ 55,708
Convertible debentures, net of current portion, net of discount	$ 141,536	$ 287,689
Stockholders' Deficit
Common stock, shares par value	$ 0.001	$ 0.001
Common stock, shares authorized	1,490,000,000	1,490,000,000
Common stock, shares issued	1,192,192,158	74,242,196
Common stock, shares outstanding	1,192,192,158	74,242,196
Preferred stock, shares par value	$ 0.001
Preferred stock, shares authorized	10,000,000
Series B preferred stock [Member]
Stockholders' Deficit
Preferred stock, shares par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	10,000,000
Preferred stock, shares issued	1,000,000	0
Preferred stock, shares outstanding	1,000,000	0
Redeemable convertible preferred stock - Series A [Member]
Stockholders' Deficit
Preferred stock, shares par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,250,000	1,250,000
Preferred stock, shares issued	186,450	160,600
Preferred stock, shares outstanding	186,450	160,600
Preferred stock, liquidation preference shares	$ 190,194	$ 167,515
Preferred stock, liquidation preference shares, net of discount	$ 101,104	$ 121,931